Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Borrowing and Credit Agreements
Summary of the Company's borrowings

In millions	2012	2011
Commercial paper	$690	$750
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	421	700
5.75% senior notes due 2017	1,310	1,750
6.6% senior notes due 2019	394	1,000
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
6.25% senior notes due 2027	1,000	1,000
Trust Preferred Securities	—	50
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	950
Enhanced Capital Advantage Preferred Securities due 2062(1)	41	42
2.75% senior notes due 2022	1,250	—
Mortgage notes payable	1	4
Capital lease obligations	171	168
	9,828	10,014

Less:
Short-term debt (commercial paper)	(690)	(750)
Current portion of long-term debt	(5)	(56)
	$9,133	$9,208

(1)         The Enhanced Capital Advantage Preferred Securities (“ECAPS”) had a stated rate of interest of 6.302% through June 1, 2012, at which time the rate converted to a variable rate which was 2.59% at December 31, 2012.